Book Values and Fair Values of Financial Instruments (Detail) - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Current maturities of lease obligations	[1]	$ 3
Long-term debt and lease obligations		5,265	[1]	$ 275
Book values
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Investments		21		31
Current maturities of lease obligations		3
Long-term debt and lease obligations		5,265		275
Approximate fair values
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Investments		21		31
Current maturities of lease obligations		3
Long-term debt and lease obligations		$ 5,396		$ 275

[1]	Book values include any discounts, premiums and adjustments related to hedging instruments.